UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2008



Institutional Investment Manager
Filing this Report:
                       Name:          Balasa Dinverno & Foltz
                                      LLC
                       Address:       500 Park Blvd.
                                      Suite 1400
                                      Itasca, IL  60143
                       13F File       28-11054
                       Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:

Name:                 Michael C. Foltz
Title:                Chief Compliance Officer
Phone:                630-875-4926
Signature,            Place,                and Date of Signing:
Michael C. Foltz      Itasca, IL            September 30, 2008
Report Type (Check only one.):
                      [X]         13F HOLDINGS REPORT.
                      [  ]        13F NOTICE.
                      [  ]        13F COMBINATION REPORT.


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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included
Managers:                        0
Form 13F Information Table       123
Entry Total:
Form 13F Information Table     	 $440,740,000
Value Total:

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     FORM 13F INFORMATION TABLE
                                                                                                               Voting Authority
                                                                                                            -----------------------
                                    Title of               Value     Shares    Sh/  Put/ Invstmt    Other
             Security                Class       Cusip    (x$1000)   Prn Amt   Prn  Call Dscretn   Managers   Sole     Shared  None
---------------------------------- ----------  ---------  --------  ---------  ---  ---  --------  -------- ---------  ------  ----
Vanguard Short Term Bond          SHORT TRM   921937827    39,453    511,379   SH       Sole                 511,379
                                   BOND
 Energy Select Sector SPDR         SBI INT-    81369Y506       225      3,562   SH       Sole                   3,562
                                   ENERGY
 S&P 500 SPDR                      UNIT SER 1  78462F103       858      7,396   SH       Sole                   7,396
 SPDR DJ Wilshire Int'l Real       DJ WIL      78463x863     4,498    117,871   SH       Sole                 117,871
 Estate                            REIT
 iShares MSCI EAFE                 MSCI EAFE   464287465    34,254    608,426   SH       Sole                 608,426
                                   IDX
 iShares MSCI EAFE Growth Index    MSCI GRW    464288885       240      4,237   SH       Sole                   4,237
                                   IDX
 iShares MSCI Emerging Market      MSCI EMERG  464287234       437     12,800   SH       Sole                  12,800
                                   MKT
 iShares Russell 1000 Growth       RUSSELL     464287614   114,058  2,349,293   SH       Sole               2,349,293
                                   1000GRW
 iShares Russell 1000 Index        RUSSELL     464287622     1,243     19,555   SH       Sole                  19,555
                                   1000
 iShares Russell 1000 Value        RUSSELL100  464287598    59,867    937,040   SH       Sole                 937,040
                                   0VAL
 iShares Russell 2000 Growth       RUSL 2000   464287648       353      4,993   SH       Sole                   4,993
                                   GROW
 iShares S&P 500                   S&P 500     464287200    75,545    646,675   SH       Sole                 646,675
                                   INDEX
 iShares S&P 500/Barra Growth      S&P500 GRW  464287309     3,208     56,503   SH       Sole                  56,503
 iShares S&P 500/Value Index       S&P 500     464287408     1,230     20,560   SH       Sole                  20,560
                                   VALUE
 iShares S&P 600 Growth            S&P SMLCAP  464287887    32,338    526,595   SH       Sole                 526,595
                                   600
 3M Co.                            COM         88579y101       210      3,067   SH       Sole                   3,067
 A F L A C Inc.                    COM           1055102       201      3,426   SH       Sole                   3,426
 AT&T Inc. New                     COM         78387G103     1,506     53,947   SH       Sole                  53,947
 Abbott Laboratories               COM         002824100     2,877     49,962   SH       Sole                  49,962
 Allergan Inc.                     COM         184901023       409      7,950   SH       Sole                   7,950
 Allstate Corp                     COM         020002101       534     11,585   SH       Sole                  11,585
 Altria Group                      COM         718154107       228     11,496   SH       Sole                  11,496
 Amgen Inc.                        COM         311621007       420      7,088   SH       Sole                   7,088
 Anheuser Busch Co.                COM         352291033       518      7,983   SH       Sole                   7,983
 Apache Corp                       COM         037411105       236      2,261   SH       Sole                   2,261
 Apple Computer, Inc.              COM         378331003       618      5,441   SH       Sole                   5,441
 Applied Materials Inc             COM         382221059       186     12,292   SH       Sole                  12,292
 Bank of New York Mellon Co.       COM         064058100       396     12,146   SH       Sole                  12,146
 BankAmerica Corp.                 COM         605051044       827     23,638   SH       Sole                  23,638
 Baxter International Inc.         COM         718131097       422      6,435   SH       Sole                   6,435
 Becton Dickenson & Co.            COM         758871099       270      3,365   SH       Sole                   3,365
 Boeing Co.                        COM         970231056       259      4,515   SH       Sole                   4,515
 Bristol-Myers Squibb Company      COM         110122108       232     11,143   SH       Sole                  11,143
 British Petroleum Amoco           COM         556221042     1,057     21,063   SH       Sole                  21,063
 Burlington Northern Santa Fe      COM         12189T104       358      3,876   SH       Sole                   3,876
 Corp.
 C H Robinson                      COM         12541W100     1,175     23,055   SH       Sole                  23,055
 C V S Corp Del                    COM         126650100       241      7,169   SH       Sole                   7,169
 Capital One Financial             COM         14040H105       251      4,921   SH       Sole                   4,921
 Carnival Corp.                    COM         143658102       380     10,748   SH       Sole                  10,748
 Caterpillar Inc.                  COM         149123101       718     12,047   SH       Sole                  12,047
 Charles Schwab                    COM         808513105       382     14,688   SH       Sole                  14,688
 ChevronTexaco Corp.               COM         166764100     1,443     17,491   SH       Sole                  17,491
 Cisco Systems Inc.                COM         17275R102       747     33,111   SH       Sole                  33,111
 Citigroup Inc.                    COM         172967101       483     23,552   SH       Sole                  23,552
 Coca Cola                         COM         191216100       602     11,375   SH       Sole                  11,375
 Colgate-Palmolive Co              COM         194162103       267      3,540   SH       Sole                   3,540
 ComCast                           COM         20030N101       304     15,469   SH       Sole                  15,469
 Conocophillips                    COM         718507106       683      9,325   SH       Sole                   9,325
 Covidien Healthcare               COM         g2552x108       252      4,690   SH       Sole                   4,690
 DCT Industrial Trust Inc          COM         233153105     1,285    171,604   SH       Sole                 171,604
 Dell Inc.                         COM         24702r101       329     19,965   SH       Sole                  19,965
 Devon Energy                      COM         25179M103       311      3,405   SH       Sole                   3,405
 Diamond Management & Technology   COM         25278P106       127     27,145   SH       Sole                  27,145
 Consultant
 Discover Financial Services LLC   COM         254709108       243     17,579   SH       Sole                  17,579
 Disney                            COM         254687106       882     28,746   SH       Sole                  28,746
 EI DuPont de Nemours & Co.        COM         263534109       211      5,235   SH       Sole                   5,235
 EMC Corp. Mass.                   COM         268648102       136     11,392   SH       Sole                  11,392
 Emerson Electric                  COM         291011104       292      7,159   SH       Sole                   7,159
 Exelon Corporation                COM         30161N101     1,218     19,447   SH       Sole                  19,447
 Exxon Mobil Corporation           COM         30231G102     3,770     48,551   SH       Sole                  48,551
 Ford Motor Company                COM         345370860       138     26,490   SH       Sole                  26,490
 General Electric                  COM         369604103     1,658     65,014   SH       Sole                  65,014
 Gilead Sciences Inc.              COM         375558103       230      5,045   SH       Sole                   5,045
 Glaxosmithkline                   COM         37733W105       705     16,227   SH       Sole                  16,227
 Goldman Sachs Group               COM         38141G104       367      2,870   SH       Sole                   2,870
 Google Inc                        COM         38259p508       431      1,075   SH       Sole                   1,075
 Hewitt Associates Inc             COM         42822Q100     1,146     31,459   SH       Sole                  31,459
 Hewlett Packard Co                COM         428236103     1,512     32,703   SH       Sole                  32,703
 Home Depot                        COM         437076102       340     13,140   SH       Sole                  13,140
 Honeywell International           COM         438516106       224      5,390   SH       Sole                   5,390
 IBM                               COM         459200101     1,854     15,849   SH       Sole                  15,849
 Intel Corp.                       COM         458140100     1,031     55,027   SH       Sole                  55,027
 J P Morgan Chase & Co.            COM         46625H100     1,504     32,197   SH       Sole                  32,197
 Johnson & Johnson                 COM         478160104     1,572     22,691   SH       Sole                  22,691
 Kimberly Clark Corp.              COM         494368103       223      3,432   SH       Sole                   3,432
 Kraft Foods Inc                   COM         50075n104       269      8,214   SH       Sole                   8,214
 Lockheed Martin Corp.             COM         539830109       266      2,427   SH       Sole                   2,427
 McDonald's Corporation            COM         580135101    11,529    186,849   SH       Sole                 186,849
 Medtronic Inc.                    COM         585055106       409      8,170   SH       Sole                   8,170
 Merck & Co, Inc.                  COM         589331107       288      9,113   SH       Sole                   9,113
 Merrill Lynch                     COM         590188108       310     12,251   SH       Sole                  12,251
 Metlife Inc.                      COM         59156R108       280      4,998   SH       Sole                   4,998
 Microsoft Corp.                   COM         594918104     1,231     46,136   SH       Sole                  46,136
 Monsanto Co.                      COM         61166W101       495      5,003   SH       Sole                   5,003
 Morgan Stanley / Dean Witter      COM         617446448       411     17,866   SH       Sole                  17,866
 Motorola Inc.                     COM         620076109       210     29,363   SH       Sole                  29,363
 National Semi-Conductor Corp.     COM         637640103       183     10,655   SH       Sole                  10,655
 Northern Trust                    COM         665859104       618      8,563   SH       Sole                   8,563
 Novamed Eyecare Inc.              COM         66986W108       178     37,520   SH       Sole                  37,520
 Occidental Petroleum Corp         COM         674599105       350      4,974   SH       Sole                   4,974
 Oracle Corp.                      COM         68389X105       458     22,568   SH       Sole                  22,568
 Pepsico Inc                       COM         713448108       860     12,065   SH       Sole                  12,065
 Pfizer Incorporated               COM         717081103       633     34,335   SH       Sole                  34,335
 Philip Morris International Inc.  COM         718172109       603     12,530   SH       Sole                  12,530
 Praxair Inc                       COM         74005P104       327      4,563   SH       Sole                   4,563
 Procter & Gamble                  COM         742718109     1,328     19,057   SH       Sole                  19,057
 Prudential Securities             COM         744320102       278      3,862   SH       Sole                   3,862
 Qualcomm, Inc.                    COM         747525103       497     11,561   SH       Sole                  11,561
 Schering-Plough Corp.             COM         806605101       245     13,245   SH       Sole                  13,245
 Schlumberger                      COM         806857108       559      7,154   SH       Sole                   7,154
 Simon Property Group              COM         828806109       262      2,701   SH       Sole                   2,701
 Sirius XM Radio Inc               COM         82966U103        10     18,421   SH       Sole                  18,421
 Southern Corp.                    COM         842587107       234      6,221   SH       Sole                   6,221
 Sprint Nextel Corp.               COM         852061100        75     12,358   SH       Sole                  12,358
 Starwood Hotels and Resorts       COM         85590A203       206      7,330   SH       Sole                   7,330
 Stryker Corp                      COM         863667101       203      3,262   SH       Sole                   3,262
 Target                            COM         87612E106       235      4,795   SH       Sole                   4,795
 Texas Instruments Inc.            COM         882508104       288     13,402   SH       Sole                  13,402
 Tiffany & Co                      COM         886547108       225      6,326   SH       Sole                   6,326
 Time Warner Inc.                  COM         887317105       272     20,765   SH       Sole                  20,765
 US Bancorp                        COM         902973304       605     16,800   SH       Sole                  16,800
 Union Pacific                     COM         907818108       354      4,969   SH       Sole                   4,969
 United Parcel Service Class B     COM         911312106       312      4,954   SH       Sole                   4,954
 United Technologies Corp.         COM         913017109       344      5,730   SH       Sole                   5,730
 Verizon Communications            COM         92343V104       612     19,057   SH       Sole                  19,057
 Wal-Mart                          COM         931142103     1,014     16,929   SH       Sole                  16,929
 Walgreen Company                  COM         931422109       281      9,067   SH       Sole                   9,067
 Wells Fargo & Co New              COM         949746101     2,235     59,558   SH       Sole                  59,558
 Wrigley William Jr. Company       COM         982526105       240      3,017   SH       Sole                   3,017
 Wyeth                             COM         983024100       344      9,299   SH       Sole                   9,299
 YUM! Brands Inc                   COM         988498101       298      9,143   SH       Sole                   9,143